Segment information - Additional Information (Details) - segment	6 Months Ended
	Jun. 30, 2026	Apr. 30, 2025
Disclosure of operating segments [Line Items]
Number of operating segments	1
Opella Business
Disclosure of operating segments [Line Items]
Proportion of ownership interest disposed in subsidiary		50.00%